Related Parties - Summary of Transactions Between Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		₩ 8,942	₩ 19,923	₩ 7,757
Electricity purchase		2,244,332	750,148	552,692
Outstanding balances for related party transactions [abstract]
Trade receivables		592	6,282
Trade payables		293,256	114,613
Non-trade receivables and others		270	493
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,418	0	0
Electricity purchase		23,159	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		653	0
Korea Gas Corporation
Disclosure of transactions between related parties [line items]
Electricity sales		155,309	96,362	97,685
Fuel purchase		11,996,402	5,646,713	3,270,972
Outstanding balances for related party transactions [abstract]
Trade receivables	[1]	12,415	10,015
Trade payables	[1]	1,882,607	800,509
Non-trade receivables and others	[1]	54,232	187
Non-trade payables and others	[1]	1,294	759
Daejung Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		46	46	32
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		123	77
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		268	207	325
Electricity purchase		4,744	3,532	3,313
Outstanding balances for related party transactions [abstract]
Trade payables		135	115
Non-trade payables and others		2	0
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2	2	2
Electricity purchase		563	393	370
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		10,369	11,208	10,833
Service		251,468	241,925	212,366
Outstanding balances for related party transactions [abstract]
Trade receivables		164	269
Trade payables		150	873
Non-trade receivables and others		2	15
Non-trade payables and others		9,588	5,880
Goseong Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Fuel sales		1,062,108	514,470	47,701
Electricity purchase		1,905,502	987,540	0
Outstanding balances for related party transactions [abstract]
Trade receivables		76,254	495
Trade payables		182,095	218,627
Non-trade receivables and others		14	76,855
Non-trade payables and others		52,515	59,987
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Fuel sales		459,404	14,200	10,178
Outstanding balances for related party transactions [abstract]
Trade receivables		19,364	826
Non-trade receivables and others		478	465
Non-trade payables and others		94	97
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		27,486	23,501	20,791
Electricity purchase		957,294	653,306	520,737
Outstanding balances for related party transactions [abstract]
Trade receivables		7,375	1,788
Trade payables		109,274	79,828
Non-trade receivables and others		1,068	3,116
Non-trade payables and others		101	99
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		9,396	30	30
Electricity purchase		14,176	10,014	10,634
Outstanding balances for related party transactions [abstract]
Trade receivables		3	3
Non-trade receivables and others		9,365	1,169
Non-trade payables and others		2,468	0
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		546	620	700
Electricity purchase		12,019	13,612	10,713
Outstanding balances for related party transactions [abstract]
Trade receivables		46	52
YTN Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,180	1,922	1,805
Electricity purchase		304	388	353
Outstanding balances for related party transactions [abstract]
Trade receivables		112	99
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		5,055	49	34
Electricity purchase		26,219	18,996	18,678
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Non-trade receivables and others		26,681	20,658
Non-trade payables and others		4,415	0
Gunsan Bio Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	20	102
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		11,728	11,728
Korea Electric Vehicle Charging Service
Disclosure of transactions between related parties [line items]
Electricity sales	[2]	3,686	3,039	1,956
Electricity purchase	[2]	0	393	581
Outstanding balances for related party transactions [abstract]
Trade receivables	[2]	0	193
Non-trade receivables and others	[2]	0	120
YaksuESS Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		851	1,715	217
Outstanding balances for related party transactions [abstract]
Trade payables		0	1,374
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,549	1,865	2,109
Electricity purchase		40,130	19,623	23,350
Outstanding balances for related party transactions [abstract]
Trade receivables		6	8
Trade payables		5,197	4,293
Gwangyang Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,848	486	23
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1,436	532
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		660	755	85
Outstanding balances for related party transactions [abstract]
Trade receivables		343	922
Non-trade receivables and others		516	0
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales and design service		7,063	11,934	17,257
Outstanding balances for related party transactions [abstract]
Trade receivables		839	229
Korea Power Exchange
Disclosure of transactions between related parties [line items]
Service		16,596	39,796	25,919
Service		93,817	86,716	87,361
Outstanding balances for related party transactions [abstract]
Trade receivables		223	627
Non-trade receivables and others		0	1,300
Non-trade payables and others		2,405	2,189
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		861	44	226
Service and REC		7,442	5,930	4,003
Outstanding balances for related party transactions [abstract]
Trade payables		680	560
Non-trade payables and others		178	262
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	26	37
Electricity purchase		6,793	5,910	5,023
Outstanding balances for related party transactions [abstract]
Trade payables		885	670
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,323	1,180	2,064
Design service and others		3,884	4,099	3,969
Outstanding balances for related party transactions [abstract]
Trade receivables		3	4
Non-trade payables and others		211	0
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,016	1,944	1,947
Electricity purchase		428,534	157,234	99,523
Outstanding balances for related party transactions [abstract]
Trade receivables		195	213
Trade payables		55,725	21,362
Changjuk Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[3]	1,350	463	2,067
Electricity purchase	[3]	9,027	6,213	6,084
Outstanding balances for related party transactions [abstract]
Trade payables	[3]	0	724
Non-trade payables and others	[3]	0	295
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		5,238	21,127	31,557
Electricity purchase		1,035,263	760,377	660,351
Outstanding balances for related party transactions [abstract]
Trade receivables	[4]	872	383
Trade payables	[4]	72,947	113,529
Non-trade receivables and others	[4]	1,558	272
Non-trade payables and others	[4]	14,565	17
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		13	14	16
Electricity purchase		4,348	3,222	3,564
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
S-Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		4,588	5,229	6,682
Service		1,091,741	608,530	293,515
Outstanding balances for related party transactions [abstract]
Trade receivables		77	82
Trade payables		135,504	91,277
Non-trade receivables and others		44	48
Non-trade payables and others		11	0
Chuncheon Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2	0	0
PND Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		427	416	409
Electricity purchase		6,173	5,502	5,234
Outstanding balances for related party transactions [abstract]
Trade payables		210	0
Hyundai Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		277	187	167
Electricity purchase		29,209	25,762	17,777
Outstanding balances for related party transactions [abstract]
Trade receivables		22	19
Trade payables		738	732
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		66	78	77
Electricity purchase		7,382	11,729	9,151
Outstanding balances for related party transactions [abstract]
Trade receivables		7	6
Trade payables		589	0
Non-trade payables and others		2,050	0
Korea Energy Solutions Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2	2	7
Electricity purchase		102	0	0
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		94	0
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		602	742	373
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		61	0
Green Energy Electricity Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		2,962	1,238	0
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		21	22	14
Electricity purchase		9,491	14,286	0
Outstanding balances for related party transactions [abstract]
Trade receivables		2	0
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of transactions between related parties [line items]
Service		394	399	291
Muan Solar Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		950	232	57
REC and others		17,052	31,017	0
Outstanding balances for related party transactions [abstract]
Trade receivables		25	0
Non-trade receivables and others		9	23
Suwon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		118	1,820	2,974
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1,280	1,198
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		17	52	30
Electricity purchase		19,514	15,900	0
Outstanding balances for related party transactions [abstract]
Trade payables		3,076	1,748
Non-trade payables and others		1,265	0
Energy Infra Asset Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	4,629	0
Service		2,779	2,657	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,952	295	0
Electricity purchase		25,880	16,360	0
Outstanding balances for related party transactions [abstract]
Trade payables		12,739	8,397
Non-trade receivables and others		97	119
Non-trade payables and others		5	1,571
ITR Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		6	3	0
Structure test network Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		7	5	0
Bitgoel Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,397	282	0
Service and others		930	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		6	27
Non-trade payables and others		1,023	0
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,068	624	0
Electricity purchase		16,942	24,601	0
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		921	0
Daewon Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		185	155	0
Others		42,651	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		1	0
Trade payables		5,485	0
Non-trade receivables and others		0	94
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		5,740	13	0
Electricity purchase		1,039	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		3,435	0
Non-trade payables and others		1	0
UD four M Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2	4	0
Electricity purchase		313	0	0
Dongbu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		8	5	0
Electricity purchase		3,516	2,605	0
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Trade payables		2	98
Non-trade payables and others		2	90
Seobu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		8	8	0
Electricity purchase		3,452	2,936	0
Outstanding balances for related party transactions [abstract]
Trade receivables		1	0
Trade payables		8	177
Non-trade payables and others		3	105
SureDataLab Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1	1	0
Hankook Electric Power Information Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	1	0
Kosture Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		5	1	0
Outstanding balances for related party transactions [abstract]
Trade receivables		6	1
Goesan Solar park Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity purchase		7,642	6,209	0
Outstanding balances for related party transactions [abstract]
Trade payables		346	73
Jeju Gimnyeong Wind Power Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity purchase		12,364	12,833	0
Outstanding balances for related party transactions [abstract]
Trade payables		1,758	885
Non-trade receivables and others		130	0
Seoroseoro Sunny Power Plant Co Ltd
Disclosure of transactions between related parties [line items]
Electricity sales		1	0	0
REC and others		1,138	217	0
YuDang Solar Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity sales		160	0	0
REC and others		1,915	3,495	0
Jeju Gimnyeong Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Electricity sales		367	0	0
PlatformN. Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		14	0	0
Others		475	0	0
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		232	0
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		151	0	0
12 Associates (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales		548,507	125,723	66,755
Electricity purchase		101,790	502	0
G.GURU Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		452	0	0
Tronix Co., Ltd.
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1	0
8 Associates (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables		93	0
Non-trade receivables and others		49,409	3,196
Non-trade payables and others		502	502
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		761	467	217
Outstanding balances for related party transactions [abstract]
Trade receivables		169	42
Non-trade payables and others		3	0
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		39,802	16,469	13,791
Service		80	57	66
Outstanding balances for related party transactions [abstract]
Trade receivables		17,324	4,164
Non-trade receivables and others		1,654	1,350
Non-trade payables and others		1	1
Dayone Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		7,761	8,159	4,816
Service		13,872	5,409	1,120
Outstanding balances for related party transactions [abstract]
Trade receivables		79	52
Trade payables		1,027	1,009
Non-trade receivables and others		10,218	13,297
Non-trade payables and others		9,119	11,306
Daegu Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,190	1,053	1,285
Electricity purchase		508,601	289,052	215,224
Outstanding balances for related party transactions [abstract]
Trade receivables		53	71
Trade payables		66,715	35,766
Non-trade receivables and others		56	55
KAPES, Inc.
Disclosure of transactions between related parties [line items]
Commission		450	413	476
Commission		9,306	64,140	219,673
Outstanding balances for related party transactions [abstract]
Trade receivables		2	2
Non-trade payables and others		106	2,121
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		242	71	502
Electricity purchase		7,662	4,807	4,382
Outstanding balances for related party transactions [abstract]
Trade payables		515	575
Jeongam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		0	3,145	5,982
Electricity sales and others		0	588	1,213
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		268	339	203
Service		830	1,315	1,594
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		47	48
Non-trade payables and others		77	0
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,685	1,701	1,932
Service		60,799	44,315	33,164
Outstanding balances for related party transactions [abstract]
Trade receivables		67	34
Trade payables		7,000	7,941
Non-trade receivables and others		113	149
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Construction revenue		14	14	14
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,505	2,329	2,657
Electricity purchase		585,689	327,536	222,069
Outstanding balances for related party transactions [abstract]
Trade receivables		124	126
Trade payables		79,117	41,410
Non-trade receivables and others		165	167
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,898	1,836	1,788
Electricity purchase		13,990	9,471	11,232
Outstanding balances for related party transactions [abstract]
Trade receivables		8	6
Trade payables		1,076	1,099
Non-trade receivables and others		166	53
Yeonggwang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		871	818	793
Electricity purchase		31,221	21,004	24,103
Outstanding balances for related party transactions [abstract]
Trade receivables		12	10
Trade payables		2,251	730
Non-trade receivables and others		62	59
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of transactions between related parties [line items]
Service		1,415	1,727	1,388
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,624	2,598	1,639
Service		9,504	96	0
KEPCO-Uhde Inc.
Disclosure of transactions between related parties [line items]
Electricity sales		12	10	8
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		10	10
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		502	376	353
Electricity purchase		10,601	7,895	7,296
Outstanding balances for related party transactions [abstract]
Trade receivables		3	2
Trade payables		304	281
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		715	323	337
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		0	7
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		4,016	3,146	2,472
Outstanding balances for related party transactions [abstract]
Trade payables		166	102
Daesan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		394	523	703
Electricity purchase		129,736	146,776	104,854
Outstanding balances for related party transactions [abstract]
Trade receivables		18	11
Trade payables		4,946	5,120
Non-trade receivables and others		218	120
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		698	30	29
Electricity purchase		980	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		2	2
Saemangeum Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		100	1,141	2,846
Electricity purchase		1	5	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		4,368	4,268
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		32	32	33
Electricity purchase		5,696	4,139	3,953
Outstanding balances for related party transactions [abstract]
Trade receivables		3	3
Trade payables		222	276
Non-trade payables and others		105	0
Bitsolar Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		498	296	42
Electricity purchase		13,030	5,703	0
Outstanding balances for related party transactions [abstract]
Trade payables		201
Non-trade receivables and others		222	7
Non-trade payables and others		0	54
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		4,575	2,815	19
Haemodum Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		42	6	4
Electricity purchase		2,168	1,625	967
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Yeongam Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		379	339	165
Electricity purchase		44,745	47,805	32,208
Outstanding balances for related party transactions [abstract]
Trade receivables		44	29
Trade payables		3,655	3,324
Solaseado Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,851	2,890	66
Electricity purchase		28,698	31,031	28,516
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		23	0
Non-trade payables and others		2,911	0
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1	1	0
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		14	9	0
Outstanding balances for related party transactions [abstract]
Trade receivables		2	1
Trade payables		0	54
Non-trade receivables and others		0	24
Omisan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1	1	0
Electricity purchase		0	7	0
KW Nuclear Components Co., Ltd
Outstanding balances for related party transactions [abstract]
Trade receivables		4	0
Non-trade receivables and others		18	0
Samsu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		10,605	2,800	0
Outstanding balances for related party transactions [abstract]
Trade payables		1,303	1,300
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3	0	0
Electricity purchase		103	0	0
Prime Swedish Holding AB [Member]
Disclosure of transactions between related parties [line items]
Electricity sales		284	0	0
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.)
Disclosure of transactions between related parties [line items]
Electricity sales	[3]	0	1,920	33
Electricity purchase	[3]	0	5,852	3,848
Outstanding balances for related party transactions [abstract]
Trade receivables	[3]	0	5
Goheung New Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		141	0	0
Gunsan Land Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		518	0	0
Electricity purchase		533	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		138	0
Hapcheon Floating Photovoltaic Power Plant Inc. [Member]
Disclosure of transactions between related parties [line items]
Electricity sales		544	0	0
Service and REC		2,526	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		9	0
Cheongju Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		204	0	0
Electricity purchase		94,409	0
Outstanding balances for related party transactions [abstract]
Trade payables		7,994	0
Enel X Midland Photovoltaic, LLC
Disclosure of transactions between related parties [line items]
Electricity sales		12	0	0
Electricity purchase		1,871	0
Outstanding balances for related party transactions [abstract]
Trade receivables		1	0
Trade payables		3	0
Eumseong Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2	0	0
37 Joint ventures (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales		606,513	773,291	831,596
Electricity purchase		16,859	54,135	14,767
Energyco Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		463	1	0
Electricity purchase		7,898	0
Geumsungsan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		7	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		3	0
Non-trade payables and others		1	0
22 Joint ventures (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables		73,805	84,150
Non-trade receivables and others		71,661	26,060
Non-trade payables and others		117,754	22,050
Korea Development Bank
Disclosure of transactions between related parties [line items]
Electricity sales		4,134	4,177	4,248
Dividends paid		12	256,862	17
Interest income		2,222	756	3,461
Interest expense		4,208	2,756	₩ 3,872
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		30,836	420,732
Non-trade payables and others		101	21,172
Accrued interest income		5	154
Derivative assets		67,662	59,139
Derivative liabilities		₩ 3,759	₩ 0

[1]	The balance due to the fuel swap with Korea Midland Power Co., Ltd. is included. The total transaction amount is ￦514,405 million on loans and ￦460,903 million on bororrowings.
[2]	The Company has disposed of shares of Korea Electric Vehicle Charging Service during the year ended December 31, 2022, and it is not a related party to the Group as of December 31, 2022.
[3]	Reclassified from a joint venture to a subsidiary during the year ended December 31, 2022. Transactions are made before the reclassification.
[4]	The balance due to the fuel swap with Korea Western Power Co., Ltd. and Korea East-West Power Co., Ltd. is included. The total transaction amount is ￦5,590 million on loans and ￦20,113 million on bororrowings.